FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Derivative liability	$ (30,000)	$ (2,228,000)
Auctus Loan
Derivative liability	(30,000)	(25,000)
Senior Secured Debt
Derivative liability		(2,203,000)
Level 1
Derivative liability	0	0
Level 1 | Auctus Loan
Derivative liability	0	0
Level 1 | Senior Secured Debt
Derivative liability		0
Level 2
Derivative liability	0	0
Level 2 | Auctus Loan
Derivative liability	0	0
Level 2 | Senior Secured Debt
Derivative liability		0
Level 3
Derivative liability	$ (30,000)	(2,228,000)
Level 3 | Senior Secured Debt
Derivative liability		$ (2,203,000)